INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2019 and 2018, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2019 and 2018 by series are as follows:

	2019	2018
Series 15	-	9
Series 16	11	12
Series 17	2	4
Series 18	10	11
Series 19	-	3
	23	39

During the year ended March 31, 2019 the Fund disposed of sixteen operating limited partnerships.

A summary of the dispositions by Series for March 31, 2019 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	8	1	$107,000	$107,000
Series 16	1	-	70,000	70,000
Series 17	2	-	43,000	50,893
Series 18	1	-	815,520	815,520
Series 19	3	-	13,000	13,000
Total	15	1	$1,048,520	$1,056,413

* Fund proceeds from disposition does not include $7,893 which was due to a writeoff of capital contributions payable from Series 17.

During the year ended March 31, 2018 the Fund disposed of fourteen operating limited partnerships.

A summary of the dispositions by Series for March 31, 2018 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 15	4	-	$265,241	$265,241
Series 16	5	-	262,894	262,894
Series 17	1	-	22,000	22,000
Series 18	-	1	508,704	508,704
Series 19	3	-	69,102	69,102
Total	13	1	$1,127,941	$1,127,941

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.

The contributions payable to operating limited partnerships at March 31, 2019 and 2018 by series are as follows:

	2019	2018
Series 15	$-	$-
Series 16	-	-
Series 17	-	7,893
Series 18	18,554	18,554
Series 19	-	-
	$18,554	$26,447

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$7,854,676	$-	$2,591,038

Acquisition costs of operating limited partnerships	1,030,206	-	265,787

Syndication costs from operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(35,967)	-	(8,599)

Cumulative impairment loss in investment in operating limited partnerships	(1,279,314)	-	(333,505)

Cumulative losses from operating limited partnerships	(7,569,601)	-	(2,514,721)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A)	(105,114)	-	(43,920)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(155,881)	-	(23,359)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	236,196	-	-

	Total	Series 15	Series 16
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(12,606,064)	-	(4,883,010)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	51,842	-	33,845

Cumulative impairment loss in investment in operating limited partnerships	1,279,314	-	333,505

Other	(380,789)	-	43,599

Equity per operating limited partnerships’ combined financial statements	$(11,680,496)	$-	$(4,539,340)

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$1,721,225	$3,542,413	$-

Acquisition costs of operating limited partnerships	250,280	514,139	-

Syndication costs from operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	(27,368)	-

Cumulative impairment loss in investment in operating limited partnerships	(322,505)	(623,304)	-

Cumulative losses from operating limited partnerships	(1,649,000)	(3,405,880)	-

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A)	(55,606)	(5,588)	-

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	64,862	171,334	-

	Series 17	Series 18	Series 19
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(1,778,668)	(5,944,386)	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	322,505	623,304	-

Other	(152,099)	(272,289)	-

Equity per operating limited partnerships’ combined financial statements	$(1,724,822)	$(5,416,334)	$-
The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	13,020,543	$1,467,118	$2,786,192

Acquisition costs of operating limited partnerships	1,726,379	191,597	293,893

Syndication costs from operating limited partnerships	(31,623)	-	-

Cumulative distributions from operating limited partnerships	(40,425)	(252)	(8,599)

Cumulative impairment loss in investment in operating limited partnerships	(1,881,446)	(34,041)	(333,505)

Cumulative losses from operating limited partnerships	(12,793,428)	(1,624,422)	(2,737,981)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(138,624)	(14,246)	(43,920)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(208,552)	(52,671)	(23,359)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	357,921	18,909	-

	Total	Series 15	Series 16
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(19,817,505)	(3,285,519)	(4,909,316)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	105,239	53,151	34,091

Cumulative impairment loss in investment in operating limited partnerships	1,881,446	34,041	333,505

Other	(241,035)	(101,375)	179,860

Equity per operating limited partnerships’ combined financial statements	$(18,061,110)	$(3,347,710)	$(4,429,139)

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$2,120,191	$5,178,705	$1,468,337

Acquisition costs of operating limited partnerships	307,666	749,496	183,727

Syndication costs from operating limited partnerships	-	(31,623)	-

Cumulative distributions from operating limited partnerships	(2,463)	(27,368)	(1,743)

Cumulative impairment loss in investment in operating limited partnerships	(322,505)	(963,351)	(228,044)

Cumulative losses from operating limited partnerships	(2,102,889)	(4,905,859)	(1,422,277)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	99,965	232,601	6,446

	Series 17	Series 18	Series 19
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(2,872,436)	(6,077,395)	(2,672,839)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	322,505	963,351	228,044

Other	(50,946)	(248,150)	(20,424)

Equity per operating limited partnerships’ combined financial statements	$(2,682,334)	$(5,123,890)	$(2,478,037)
The combined summarized balance sheets of the operating limited partnerships at December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$8,358,500	$-	$3,569,640

Land	1,489,108	-	599,380

Other assets	3,656,349	-	1,931,974

	$13,503,957	$-	$6,100,994

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$23,426,123	$-	$9,850,848

Accounts payable and accrued expenses	1,184,318	-	196,067

Other liabilities	1,288,223	-	571,979

	25,898,664	-	10,618,894
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(11,680,496)	-	(4,539,340)
Other partners	(714,211)	-	21,440

	(12,394,707)	-	(4,517,900)

	$13,503,957	$-	$6,100,994

The combined summarized balance sheets of the operating limited partnerships at December 31, 2018 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$927,584	$3,861,276	$-

Land	175,000	714,728	-

Other assets	821,299	903,076	-

	$1,923,883	$5,479,080	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,880,883	$10,694,392	$-

Accounts payable and accrued expenses	545,464	442,787	-

Other liabilities	123,234	593,010	-

	3,549,581	11,730,189	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(1,724,822)	(5,416,334)	-
Other partners	99,124	(834,775)	-

	(1,625,698)	(6,251,109)	-

	$1,923,883	$5,479,080	$-
The combined summarized balance sheets of the operating limited partnerships at December 31, 2017 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,594,247	$1,336,447	$4,469,768

Land	2,186,355	269,933	652,676

Other assets	5,189,673	1,240,791	2,003,378

	$19,970,275	$2,847,171	$7,125,822

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,764,622	$5,852,078	$10,783,507

Accounts payable and accrued expenses	1,413,960	116,060	157,464

Other liabilities	2,184,814	109,334	589,241

	38,363,396	6,077,472	11,530,212
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(18,061,110)	(3,347,710)	(4,429,139)
Other partners	(332,011)	117,409	24,749

	(18,393,121)	(3,230,301)	(4,404,390)

	$19,970,275	$2,847,171	$7,125,822

The combined summarized balance sheets of the operating limited partnerships at December 31, 2017 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,556,272	$4,774,203	$457,557

Land	266,600	835,966	161,180

Other assets	620,829	1,005,956	318,719

	$2,443,701	$6,616,125	$937,456

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,211,695	$11,175,137	$2,742,205

Accounts payable and accrued expenses	567,386	412,199	160,851

Other liabilities	280,313	647,845	558,081

	5,059,394	12,235,181	3,461,137
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,682,334)	(5,123,890)	(2,478,037)
Other partners	66,641	(495,166)	(45,644)

	(2,615,693)	(5,619,056)	(2,523,681)

	$2,443,701	$6,616,125	$937,456

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$4,525,264	$-	$2,051,554
Interest and other	65,379	-	19,960

	4,590,643	-	2,071,514
Expenses
Interest	593,513	-	216,785
Depreciation and amortization	1,086,987	-	460,933
Taxes and insurance	576,112	-	199,870
Repairs and maintenance	1,119,763	-	524,096
Operating expenses	1,914,238	-	805,819
Other expenses	67,851	-	7,914

	5,358,464	-	2,215,417

NET LOSS	$(767,821)	$-	$(143,903)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.	$(810,437)	$-	$(166,527)

Net income (loss) allocated to other partners	$42,616	$-	$22,624
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$842,135	$1,631,575	$-
Interest and other	15,306	30,113	-

	857,441	1,661,688	-
Expenses
Interest	127,006	249,722	-
Depreciation and amortization	238,976	387,078	-
Taxes and insurance	105,121	271,121	-
Repairs and maintenance	276,104	319,563	-
Operating expenses	347,561	760,858	-
Other expenses	4,000	55,937	-

	1,098,768	2,044,279	-

NET LOSS	$(241,327)	$(382,591)	$-

Net loss allocated to Boston Capital Tax Credit Fund III L.P.	$(238,912)	$(404,998)	$-

Net income (loss) allocated to other partners	$(2,415)	$22,407	$-

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$6,919,800	$1,153,677	$2,125,114
Interest and other	136,457	23,128	25,896

	7,056,257	1,176,805	2,151,010
Expenses
Interest	757,006	92,829	238,102
Depreciation and amortization	1,748,660	297,243	501,821
Taxes and insurance	847,681	131,008	212,583
Repairs and maintenance	1,731,967	300,959	510,900
Operating expenses	2,976,456	541,718	896,468
Other expenses	66,377	-	7,914

	8,128,147	1,363,757	2,367,788

NET LOSS	$(1,071,890)	$(186,952)	$(216,778)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.	$(1,090,861)	$(183,370)	$(249,603)

Net income (loss) allocated to other partners	$18,971	$(3,582)	$32,825

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$1,158,320	$2,033,200	$449,489
Interest and other	23,502	48,207	15,724

	1,181,822	2,081,407	465,213
Expenses
Interest	106,109	281,788	38,178
Depreciation and amortization	343,736	517,189	88,671
Taxes and insurance	154,864	300,593	48,633
Repairs and maintenance	217,152	585,277	117,679
Operating expenses	465,770	850,774	221,726
Other expenses	9,000	49,463	-

	1,296,631	2,585,084	514,887

NET LOSS	$(114,809)	$(503,677)	$(49,674)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.	$(113,659)	$(495,051)	$(49,178)

Net income (loss) allocated to other partners	$(1,150)	$(8,626)	$(496)